Note 13 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan Benefits Payment [Table Text Block]
(Dollars in thousands)
2013		2012			2011
Date Paid	Amount	Date Paid	Amount		Date Paid	Amount
10/15/2013	$42	1/09/2012	$234	**
12/30/2013	215	10/12/2012	38
		12/31/2012	134		10/14/2011	$57
Total	$257		$406			$57

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2013	2012	2011
Shares allocated to participants beginning of the year	350,539	339,991	335,453
Shares allocated to participants	24,317	24,378	24,317
Shares purchased	9	2,353	42
Shares distributed to participants	(26,978)	(16,183)	(19,821)
Shares allocated to participants end of year	347,887	350,539	339,991

Unreleased shares beginning of the year	377,074	401,452	425,769
Shares released during year	(24,317)	(24,378)	(24,317)
Unreleased shares end of year	352,757	377,074	401,452
Total ESOP shares end of year	700,644	727,613	741,443
Fair value of unreleased shares at December 31	$3,728,641	1,308,447	778,817

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period (years)
2001 Plan
December 31, 2010	0	5,441	139,450	$20.07	93,808	$1.43
Vested	0	(5,441)	0	0	(21,292)	1.43
December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43
December 31, 2012	0	0	45,540	28.21	0	0
December 31, 2013	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41
December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(50,075)	0	0	(3,000)	4.41
December 31, 2012	121,965	148,333	15,000	4.77	6,000	4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A			3
Forfeited	5,400	(4,500)	0
Cancelled	31,219		0
Vested		(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Total all plans	121,053	101,806	60,540	$22.40	3,000	$4.41

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	0.2	15,540	0	$0	N/A
26.98	15,000	0.6	15,000	0	0	N/A
30.00	15,000	1.4	15,000	0	0	N/A
4.77	15,000	5.4	12,000	3,000	914	0.4
	60,540		57,540	3,000	$914